BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2013
BORROWINGS
Summary of maturities for the amortizing notes and investment notes (net of purchase price adjustments)

	Amortizing Notes	Amortizing Notes	Amortizing Notes
	SSLA Lenders	Withdrawing Banks	Non-Voting Banks	Investment Notes	Total
2014	$57,817,295	$7,786,553	$12,284,314	$11,293,290	$89,181,452
2015	47,964,071	5,404,636	4,224,060	14,965,652	72,558,419
2016	33,199,148	1,787,854	280,091	15,248,504	50,515,597
2017	16,693,526	140,142	—	5,176,419	22,010,087
2018	—	—	—	585,305	585,305
2019 and beyond	—	—	—	16,434,460	16,434,460
Total	$155,674,040	$15,119,185	$16,788,465	$63,703,630	$251,285,320